Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 791,432	S/ 815,118
Ending balance	804,832	791,432	S/ 815,118
Net book value	804,832	791,432	815,118	S/ 815,118
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	125,822
Net book value	125,822
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	287,351
Net book value	287,351
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	262,039
Net book value	262,039
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	158
Net book value	158
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	43,206
Net book value	43,206
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	85,794
Net book value	85,794
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	462
Net book value	462
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,864,977	1,826,051	1,781,765
Acquisition of Izipay		90,079
Additions	183,546	168,214	118,974
Transfer (to) from investment property	12,193	(10,643)	(2,029)
Disposals, write-offs and others	(68,290)	(208,724)	(72,659)
Ending balance	1,992,426	1,864,977	1,826,051
Net book value	1,992,426	1,864,977	1,826,051
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,206
Transfer (to) from investment property	(1,231)
Disposals, write-offs and others	(14,153)
Ending balance	125,822	141,206
Net book value	125,822	141,206
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	600,168
Additions	3,684
Transfers	6,974
Transfer (to) from investment property	13,426
Disposals, write-offs and others	(11,434)
Ending balance	612,818	600,168
Net book value	612,818	600,168
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	806,066
Additions	108,077
Transfers	4,171
Transfer (to) from investment property	(2)
Disposals, write-offs and others	(27,515)
Ending balance	890,797	806,066
Net book value	890,797	806,066
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,233
Disposals, write-offs and others	(17)
Ending balance	1,216	1,233
Net book value	1,216	1,233
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,014
Additions	35,884
Transfers	(26,494)
Disposals, write-offs and others	(198)
Ending balance	43,206	34,014
Net book value	43,206	34,014
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	279,998
Additions	35,901
Disposals, write-offs and others	(14,973)
Ending balance	300,926	279,998
Net book value	300,926	279,998
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,292
Transfers	15,349
Ending balance	17,641	2,292
Net book value	17,641	2,292
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,073,545)	(1,010,933)	(937,338)
Depreciation of the year	(156,023)	(133,825)	(121,932)
Transfer (to) from investment property		1,286	1,038
Disposals, write-offs and others	41,974	69,927	47,299
Ending balance	(1,187,594)	(1,073,545)	(1,010,933)
Net book value	(1,187,594)	(1,073,545)	S/ (1,010,933)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(312,150)
Depreciation of the year	(20,599)
Disposals, write-offs and others	7,282
Ending balance	(325,467)	(312,150)
Net book value	(325,467)	(312,150)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(582,287)
Depreciation of the year	(71,113)
Disposals, write-offs and others	24,642
Ending balance	(628,758)	(582,287)
Net book value	(628,758)	(582,287)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(951)
Depreciation of the year	(119)
Disposals, write-offs and others	12
Ending balance	(1,058)	(951)
Net book value	(1,058)	(951)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(175,961)
Depreciation of the year	(49,209)
Disposals, write-offs and others	10,038
Ending balance	(215,132)	(175,961)
Net book value	(215,132)	(175,961)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,196)
Depreciation of the year	(14,983)
Ending balance	(17,179)	(2,196)
Net book value	S/ (17,179)	S/ (2,196)